Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Other Reserves	Accumulated Deficit	Equity Attributable to Shareholders of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2020	$ 326,086	$ 21		$ 448,251	$ (2,525)	$ (119,661)	$ 326,086
Loss for the year	(212,393)					(212,393)	(212,393)
Other comprehensive loss for the year	(71,961)				(71,961)		(71,961)
Total comprehensive loss for the year	(284,354)				(71,961)	(212,393)	(284,354)
Bonus issue		64		(64)
Issue of shares	1,099,696	12		1,099,684			1,099,696
Transaction costs	(62,371)			(62,371)			(62,371)
Conversion of shareholder loans	104,108	1		104,107			104,108
Exercise of warrants	38,503	7		38,496			38,503
Share-based payments	23,632					23,632	23,632
Ending balance at Dec. 31, 2021	1,245,299	105		1,628,103	(74,486)	(308,423)	1,245,299
Loss for the year	(392,567)					(392,567)	(392,567)
Other comprehensive loss for the year	(96,997)				(96,997)		(96,997)
Total comprehensive loss for the year	(489,564)				(96,997)	(392,567)	(489,564)
Issue of shares	0	0	$ 0				0
Redemption of warrants	(58)			(58)			(58)
Share-based payments	35,466					35,466	35,466
Ending balance at Dec. 31, 2022	791,143	105	0	1,628,045	(171,483)	(665,524)	791,143
Loss for the year	(417,060)					(416,874)	(416,874)	$ (186)
Other comprehensive loss for the year	(61,721)				(61,721)		(61,721)
Total comprehensive loss for the year	(478,781)				(61,721)	(416,874)	(478,595)	(186)
Issue of shares	0	0	0				0
Share issue in subsidiary	1,973							1,973
Share-based payments	21,446					21,446	21,446
Ending balance at Dec. 31, 2023	$ 335,781	$ 105	$ 0	$ 1,628,045	$ (233,204)	$ (1,060,952)	$ 333,994	$ 1,787